UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          11/14/2011
----------------          ------------          -----------


/s/ Curtis Schenker       New York, NY          11/14/2011
-------------------       ------------          -----------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     69
Form 13F Information Table Value Total:          494,921
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.


                             TITLE OF         CUSIP      VALUE     SHARES   SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS                     (x$1000)  PRN  AMT  PRN CALL DSCRETN  MANAGERS    SOLE     SHARED    NONE
---------------------------- ---------------------------------------------- ---------------- -------------------------------------
ALEXANDER & BALDWIN INC      COM              014482103    9,315   255,000  SH       OTHER     01       255,000
APPLE INC                    COM              037833100    1,907     5,000  PUT      OTHER     01         5,000
BAIDU INC                    SPON ADR REP A   056752108    2,694    25,200  SH       OTHER     01        25,200
BAIDU INC                    SPON ADR REP A   056752108    6,735    63,000  CALL     OTHER     01        63,000
BANK NOVA SCOTIA HALIFAX     COM              064149107   33,583   637,000  PUT      OTHER     01       637,000
BANK OF AMERICA CORPORATION  COM              060505104    3,856   630,000  CALL     OTHER     01       630,000
BARRICK GOLD CORP            COM              067901108    9,237   198,000  CALL     OTHER     01       198,000
BLACKROCK INC                COM              09247X101      296     2,000  SH       OTHER     01         2,000
CAREFUSION CORP              COM              14170T101   27,571 1,151,200  SH       OTHER     01     1,151,200
CDN IMPERIAL BK OF COMMERCE  COM              136069101   40,065   546,000  PUT      OTHER     01       546,000
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   13,279   283,500  SH       OTHER     01       283,500
CHEMTURA CORP                COM NEW          163893209      373    37,200  CALL     OTHER     01        37,200
CHEMTURA CORP                COM NEW          163893209      737    73,500  PUT      OTHER     01        73,500
CHEMTURA CORP                COM NEW          163893209   15,446 1,540,000  SH       OTHER     01     1,540,000
CINCINNATI BELL INC NEW      COM              171871106    6,024 1,949,500  SH       OTHER     01     1,949,500
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102    6,390    50,000  PUT      OTHER     01        50,000
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    5,320    94,500  SH       OTHER     01        94,500
E TRADE FINANCIAL CORP       COM NEW          269246401    5,739   630,000  CALL     OTHER     01       630,000
E TRADE FINANCIAL CORP       COM NEW          269246401    5,739   630,000  PUT      OTHER     01       630,000
E TRADE FINANCIAL CORP       COM NEW          269246401   13,200 1,449,000  SH       OTHER     01     1,449,000
FIRST AMERN FINL CORP        COM              31847R102      192    15,000  SH       OTHER     01        15,000
FLAGSTAR BANCORP INC         COM NEW          337930507    2,161 4,410,294  SH       OTHER     01     4,410,294
FORTUNE BRANDS INC           COM              349631101    3,407    63,000  SH       OTHER     01        63,000
GENERAL MTRS CO              COM              37045V100   17,873   885,700  CALL     OTHER     01       885,700
GEO GROUP INC                COM              36159R103      323    17,400  SH       OTHER     01        17,400
GOODRICH CORP                COM              382388106   15,206   126,000  SH       OTHER     01       126,000
GOODRICH CORP                COM              382388106   30,411   252,000  CALL     OTHER     01       252,000
GRAPHIC PACKAGING HLDG CO    COM              388689101      345   100,000  SH       OTHER     01       100,000
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109      933    45,000  SH       OTHER     01        45,000
HARBIN ELECTRIC INC          COM              41145W109   13,010   630,000  PUT      OTHER     01       630,000
HARVEST NATURAL RESOURCES IN COM              41754V103    7,289   850,500  SH       OTHER     01       850,500
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    5,607   630,000  PUT      OTHER     01       630,000
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    6,728   756,000  CALL     OTHER     01       756,000
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   11,214 1,260,000  SH       OTHER     01     1,260,000
HEWLETT PACKARD CO           COM              428236103    4,243   189,000  PUT      OTHER     01       189,000
HEWLETT PACKARD CO           COM              428236103    5,758   256,500  SH       OTHER     01       256,500
KKR & CO L P DEL             COM UNITS        48248M102      234    22,500  SH       OTHER     01        22,500
KOHLS CORP                   COM              500255104      258     5,250  SH       OTHER     01         5,250
KRAFT FOODS INC              CL A             50075N104      282     8,400  SH       OTHER     01         8,400
KRATON PERFORMANCE POLYMERS  COM              50077C106    2,039   126,000  SH       OTHER     01       126,000
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    3,720   252,000  SH       OTHER     01       252,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    6,156   252,000  PUT      OTHER     01       252,000
MACK CALI RLTY CORP          COM              554489104      366    13,700  SH       OTHER     01        13,700
MACYS INC                    COM              55616P104    4,974   189,000  PUT      OTHER     01       189,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,716   132,000  SH       OTHER     01       132,000
MELA SCIENCES INC            COM              55277R100    2,490   562,000  SH       OTHER     01       562,000
MGIC INVT CORP WIS           COM              552848103    2,072 1,108,000  SH       OTHER     01     1,108,000
MI DEVS INC                  COM              55304X104    9,266   349,000  SH       OTHER     01       349,000
MICROSOFT CORP               COM              594918104    8,224   330,400  SH       OTHER     01       330,400
NIELSEN HOLDINGS N V         COM              N63218106    3,286   126,000  SH       OTHER     01       126,000
NOVAGOLD RES INC             COM NEW          66987E206      426    66,000  CALL     OTHER     01        66,000
PENNEY J C INC               COM              708160106    5,061   189,000  CALL     OTHER     01       189,000
PENNEY J C INC               COM              708160106    8,436   315,000  PUT      OTHER     01       315,000
PENNEY J C INC               COM              708160106   21,933   819,000  SH       OTHER     01       819,000
PEPSICO INC                  COM              713448108      607     9,800  SH       OTHER     01         9,800
PFIZER INC                   COM              717081103      283    16,000  SH       OTHER     01        16,000
RESEARCH IN MOTION LTD       COM              760975102    3,837   189,000  PUT      OTHER     01       189,000
RESEARCH IN MOTION LTD       COM              760975102    5,116   252,000  SH       OTHER     01       252,000
ROYAL BK CDA MONTREAL QUE    COM              780087102   18,743   390,000  PUT      OTHER     01       390,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107    3,884   378,000  SH       OTHER     01       378,000
SINA CORP                    ORD              G81477104    1,579    22,050  SH       OTHER     01        22,050
SINA CORP                    ORD              G81477104    6,316    88,200  CALL     OTHER     01        88,200
SPDR GOLD TRUST              GOLD SHS         78463V107      553     3,500  SH       OTHER     01         3,500
SPDR GOLD TRUST              GOLD SHS         78463V107   10,432    66,000  CALL     OTHER     01        66,000
TARGET CORP                  COM              87612E106    6,179   126,000  PUT      OTHER     01       126,000
TAUBMAN CTRS INC             COM              876664103      226     4,500  SH       OTHER     01         4,500
WAL MART STORES INC          COM              931142103      301     5,800  SH       OTHER     01         5,800
WALGREEN CO                  COM              931422109   21,379   650,000  CALL     OTHER     01       650,000
WAUSAU PAPER CORP            COM              943315101      340    53,200  SH       OTHER     01        53,200

                                       69                494,921